Securities	12 Months Ended
Dec. 31, 2020
Securities [Abstract]
Securities
Note B - Securities

The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at December 31, 2020 and 2019 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Estimated Fair Value
Securities Available for Sale
December 31, 2020
U.S. Government sponsored entity securities	$17,814	$339	$	----	$18,153
Agency mortgage-backed securities, residential	91,425	2,748		(4)	94,169
Total securities	$109,239	$3,087		$(4)	$112,322

December 31, 2019
U.S. Government sponsored entity securities	$16,579	$163		$(6)	$16,736
Agency mortgage-backed securities, residential	88,071	807		(296)	88,582
Total securities	$104,650	$970		$(302)	$105,318

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses		Estimated Fair Value
Securities Held to Maturity
December 31, 2020
Obligations of states and political subdivisions	$10,018	$324	$	----	$10,342
Agency mortgage-backed securities, residential	2	----		----	2
Total securities	$10,020	$324	$	----	$10,344

December 31, 2019
Obligations of states and political subdivisions	$12,031	$372		$(1)	$12,402
Agency mortgage-backed securities, residential	2	----		----	2
Total securities	$12,033	$372		$(1)	$12,404

At year-end 2020 and 2019, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

There were no sales of debt securities during 2020, 2019 and 2018.

Securities with a carrying value of approximately $83,344 at December 31, 2020 and $78,418 at December 31, 2019 were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

Unrealized losses on the Company’s debt securities have not been recognized into income because the issuers’ securities are of high credit quality as of December 31, 2020, and management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery.  Management does not believe any individual unrealized loss at December 31, 2020 and 2019 represents an OTTI.

The amortized cost and estimated fair value of debt securities at December 31, 2020, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay the debt obligations prior to their contractual maturities. Securities not due at a single maturity are shown separately.

	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$4,599	$4,612	$2,016	$2,048
Due in one to five years	8,215	8,531	4,107	4,276
Due in five to ten years	5,000	5,010	3,895	4,018
Agency mortgage-backed securities, residential	91,425	94,169	2	2
Total debt securities	$109,239	$112,322	$10,020	$10,344

The following table summarizes securities with unrealized losses at December 31, 2020 and December 31, 2019, aggregated by major security type and length of time in a continuous unrealized loss position:

December 31, 2020	Less than 12 Months		12 Months or More				Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss
Agency mortgage-backed securities, residential	$14,517	$(4)	$	----	$	----	$14,517	$(4)
Total available for sale	$14,517	$(4)	$	----	$	----	$14,517	$(4)

December 31, 2019	Less than 12 Months				12 Months or More		Total
Securities Available for Sale	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$	----	$	----	$1,999	$(6)	$1,999	$(6)
Agency mortgage-backed securities, residential		15,041		(84)	21,344	(212)	36,385	(296)
Total available for sale		$15,041		$(84)	$23,343	$(218)	$38,384	$(302)

	Less than 12 Months		12 Months or More				Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value		Unrecognized Loss		Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$204	$(1)	$	----	$	----	$204	$(1)
Total held to maturity	$204	$(1)	$	----	$	----	$204	$(1)